UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 2.6%
410,098		BHP Billiton Ltd.	$8,554,730	2.6

		China: 3.0%
100,559		China Mobile Ltd-SPON ADR	5,112,420	1.6
3,763,500		China Railway Construction Corp. Ltd.	4,468,193	1.4
			9,580,613	3.0

		Denmark: 1.9%
3,381		AP Moller - Maersk A/S - Class B	6,095,746	1.9

		France: 9.4%
43,069		Air Liquide SA	5,378,193	1.7
112,243		Alstom SA	4,628,861	1.4
31,757	(1)	Arkema SA	3,885,712	1.2
262,527		Orange SA	4,517,898	1.4
73,257		Schneider Electric SE	6,295,737	1.9
320,189		Suez	5,899,006	1.8
			30,605,407	9.4

		Germany: 5.8%
68,836		BASF SE	7,718,795	2.4
214,472		Deutsche Telekom AG	3,830,144	1.2
53,444	(1)	Siemens AG	7,265,012	2.2
			18,813,951	5.8

		India: 2.5%
220,642		Larsen & Toubro Ltd.	4,165,789	1.3
1,267,724		Power Grid Corp. of India Ltd.	4,056,437	1.2
			8,222,226	2.5

		Indonesia: 0.8%
1,114,600		United Tractors Tbk PT	2,760,543	0.8

		Italy: 2.0%
995,890		Enel S.p.A.	6,470,307	2.0

		Japan: 14.4%
673,000		Hitachi Ltd.	5,042,577	1.5
211,400		LIXIL Group Corp.	5,581,211	1.7
271,600		JSR Corp.	5,223,281	1.6
238,500		Komatsu Ltd.	7,475,708	2.3
278,300		Mitsubishi Corp.	6,999,432	2.2
126,200		NTT DoCoMo, Inc.	3,258,741	1.0
91,500		Omron Corp.	5,423,091	1.7
72,800		Shin-Etsu Chemical Co., Ltd.	7,670,967	2.4
			46,675,008	14.4

		Netherlands: 3.8%
46,817		Airbus SE	4,871,833	1.5
37,186		Koninklijke DSM NV	3,478,084	1.1
101,210	(2)	Philips Lighting NV	3,829,604	1.2
			12,179,521	3.8

		Singapore: 1.4%
16,230		Broadcom Ltd.	4,510,966	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 0.9%
11,354	SK Telecom Co., Ltd.	$2,764,711	0.9

	Spain: 1.4%
206,143	Gas Natural SDG S.A.	4,611,142	1.4

	Sweden: 2.7%
159,578	SKF AB - B Shares	3,612,979	1.1
265,145	Volvo AB - B Shares	5,053,688	1.6
		8,666,667	2.7

	Taiwan: 1.5%
123,963	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,908,935	1.5

	United Kingdom: 1.3%
322,104	CNH Industrial NV	4,182,447	1.3

	United States: 43.9%
23,020	Albemarle Corp.	3,092,046	1.0
80,416	Ameren Corp.	5,143,407	1.6
51,130	American Electric Power Co., Inc.	3,969,222	1.2
105,729	AT&T, Inc.	3,846,421	1.2
58,743	Deere & Co.	8,803,226	2.7
123,211	DowDuPont, Inc.	8,866,264	2.7
38,370	DTE Energy Co.	4,434,421	1.4
187,529	Exelon Corp.	7,821,835	2.4
38,122	General Dynamics Corp.	7,897,354	2.5
78,635	Halliburton Co.	3,285,370	1.0
44,255	Honeywell International, Inc.	6,902,010	2.1
44,643	Hubbell, Inc.	5,615,643	1.7
29,270	L3 Technologies, Inc.	5,812,729	1.8
45,076	Lincoln Electric Holdings, Inc.	4,108,227	1.3
15,075	Lockheed Martin Corp.	4,810,734	1.5
40,643	NextEra Energy, Inc.	6,423,220	2.0
73,960	Nucor Corp.	4,252,700	1.3
44,030	Packaging Corp. of America	5,221,958	1.6
25,428	Parker Hannifin Corp.	4,767,496	1.5
24,996	Roper Technologies, Inc.	6,679,181	2.1
42,657	Schlumberger Ltd.	2,680,992	0.8
129,414	Steel Dynamics, Inc.	4,982,439	1.5
119,131	Timken Co.	5,944,637	1.8
46,261	Valero Energy Corp.	3,960,867	1.2
63,878	Verizon Communications, Inc.	3,250,751	1.0
37,550	Vulcan Materials Co.	4,718,157	1.5
32,124	(1) WABCO Holdings, Inc.	4,800,932	1.5
		142,092,239	43.9

	Total Common Stock
	(Cost $242,846,276)	321,695,159	99.3

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
4,387,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $4,387,000)	$4,387,000	1.4

	Total Short-Term Investments
	(Cost $4,387,000)	4,387,000	1.4

	Total Investments in Securities (Cost $247,233,276)	$326,082,159	100.7
	Liabilities in Excess of Other Assets	(2,226,540)	(0.7)
	Net Assets	$323,855,619	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2017.

Industry Diversification	Percentage of Net Assets
Electric Utilities	8.8%
Aerospace & Defense	7.3
Industrial Conglomerates	6.4
Specialty Chemicals	6.1
Construction Machinery & Heavy Trucks	5.3
Agricultural & Farm Machinery	4.0
Industrial Machinery	3.9
Integrated Telecommunication Services	3.8
Wireless Telecommunication Services	3.5
Industrials	3.3
Multi-Utilities	3.2
Electrical Components & Equipment	3.1
Semiconductors	2.9
Steel	2.8
Chemicals	2.7
Construction & Engineering	2.7
Diversified Metals & Mining	2.6
Diversified Chemicals	2.4
Trading Companies & Distributors	2.2
Marine	1.9
Oil & Gas Equipment & Services	1.8
Electrical Compo&Equip	1.7
Building Products	1.7
Electronics	1.7
Industrial Gases	1.7
Paper Packaging	1.6
Utilities	1.6
Electronic Equipment & Instruments	1.5
Construction Materials	1.5
Gas Utilities	1.4
Oil & Gas Refining & Marketing	1.2
Materials	1.2
Telecommunication Services	1.0
Coal & Consumable Fuels	0.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,554,730	$–	$8,554,730
China	5,112,420	4,468,193	–	9,580,613
Denmark	–	6,095,746	–	6,095,746
France	3,885,712	26,719,695	–	30,605,407
Germany	–	18,813,951	–	18,813,951
India	–	8,222,226	–	8,222,226
Indonesia	2,760,543	–	–	2,760,543
Italy	–	6,470,307	–	6,470,307
Japan	–	46,675,008	–	46,675,008
Netherlands	–	12,179,521	–	12,179,521
Singapore	4,510,966	–	–	4,510,966
South Korea	–	2,764,711	–	2,764,711
Spain	–	4,611,142	–	4,611,142
Sweden	–	8,666,667	–	8,666,667
Taiwan	4,908,935	–	–	4,908,935
United Kingdom	–	4,182,447	–	4,182,447
United States	142,092,239	–	–	142,092,239
Total Common Stock	163,270,815	158,424,344	–	321,695,159
Short-Term Investments	4,387,000	–	–	4,387,000
Total Investments, at fair value	$167,657,815	$158,424,344	$–	$326,082,159
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,480,057)	$–	$(1,480,057)
Total Liabilities	$–	$(1,480,057)	$–	$(1,480,057)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $3,242,293 and $3,996,702 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2017, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	Citibank N.A.	Call	12/28/17	74.510	USD	560,999	41,800,035	$444,760	$(444,760)
iShares MSCI EAFE ETF	JPMorgan Chase Bank N.A.	Call	12/14/17	69.160	USD	639,098	44,807,161	402,249	(777,923)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts		Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	JPMorgan Chase Bank N.A.	Call	12/14/17	46.590	USD	188,882	8,707,461	$142,568	$(64,029)
Materials Select Sector SPDR® Fund	Goldman Sachs & Co.	Call	12/28/17	59.560	USD	283,747	16,899,971	193,345	(193,345)
								$1,182,922	$(1,480,057)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$1,480,057
Total Liability Derivatives		$1,480,057

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$444,760	$193,345	$841,952	$1,480,057
Total Liabilities	$444,760	$193,345	$841,952	$1,480,057

Net OTC derivative instruments by counterparty, at fair value	$(444,760)	$(193,345)	$(841,952)	(1,480,057)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(444,760)	$(193,345)	$(841,952)	$(1,480,057)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $247,022,086.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$80,576,069
Gross Unrealized Depreciation	(2,798,673)

Net Unrealized Appreciation	$77,777,396

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018